NATIONWIDE VL

SEPARATE

ACCOUNT-D

Annual Report

To

Policyholders

December 31, 2020

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

Contract Owners of Nationwide VL Separate Account-D:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide VL Separate Account-D (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 8 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 8, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 2, 2021

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. – AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios II, Inc. – American Century VP Inflation Protection Fund: Class I (ACVIP1)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) – Growth Fund: Class 2 (AMVGR2)

American Funds Insurance Series(R) – International Fund: Class 2 (AMVI2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust – Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class (FIP)

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class (FOS)

INVESCO INVESTMENTS

Invesco – Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)

Invesco – Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco – Invesco V.I. International Growth Fund: Series I Shares (AVIE)

Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust – JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Janus Aspen Series – Janus Henderson Enterprise Portfolio: Service Shares (JAMGS) (1)

LEGG MASON

Legg Mason Partners Variable Equity Trust – ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)

Legg Mason Partners Variable Equity Trust – ClearBridge Variable Small Cap Growth Portfolio: Class I (SBVSG)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust – MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II – MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust – NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust – NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust – NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust – NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust – NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1) (1)

Nationwide Variable Insurance Trust – NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust – NVIT Government Money Market Fund: Class V (SAM5)

Nationwide Variable Insurance Trust – NVIT Multi-Manager Small Company Fund: Class I (SCF)

PIMCO FUNDS

PIMCO Variable Insurance Trust – Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust – Total Return Portfolio: Administrative Class (PMVTRA)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio: II (TREI2)

2

Statement of operations for the period from January 1, 2020 to August 6, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to August 6, 2020 (liquidation) and the year ended December 31, 2019.

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund – Quality Bond Portfolio: Initial Shares (DQBP)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from July 13, 2020 (inception) to December 31, 2020.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund – Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund – Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund – Fidelity VIP Freedom Fund 2040 Portfolio: Service Class (FF40S)

Fidelity Variable Insurance Products Fund – Fidelity VIP Freedom Income Fund Portfolio: Service Class (FFINS)

Statement of operations for the period from January 1, 2020 to April 30, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to April 30, 2020 (liquidation) and the year ended December 31, 2019.

INVESCO INVESTMENTS

Invesco – Invesco V.I. Mid Cap Growth Fund: Series I Shares (IVKMG1)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

3

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
ALVSVA	24,864	448,977	432,391	-	432,391	12	432,379
ACVIP1	9,007	96,365	100,068	-	100,068	4	100,064
AMVGR2	35,621	2,839,279	4,244,925	-	4,244,925	13	4,244,912
AMVI2	9,991	192,389	235,185	-	235,185	5	235,180
DSIF	102,535	5,427,504	6,589,899	5	6,589,904	-	6,589,904
DWVSVS	22,527	622,893	765,456	14	765,470	-	765,470
FF20S	62,922	853,467	941,943	8	941,951	-	941,951
FF30S	58,400	873,186	980,537	-	980,537	-	980,537
FF40S	18,912	423,188	490,000	3	490,003	-	490,003
FFINS	124	1,568	1,579	2	1,581	-	1,581
FIGBS	60,992	773,570	849,014	8	849,022	-	849,022
FIP	3,772	1,216,430	1,401,571	-	1,401,571	14	1,401,557
FMCS	18,710	608,359	716,219	-	716,219	37	716,182
ACGI	14,379	280,063	269,184	1	269,185	-	269,185
AVGI	-	5	4	-	4	4	-
AVIE	42,560	1,597,473	1,809,643	8	1,809,651	-	1,809,651
OVGS	29,592	1,200,175	1,542,352	-	1,542,352	21	1,542,331
JPMMV1	161	1,389	1,756	-	1,756	18	1,738
JAMGS	10	692	893	-	893	3	890
SBVSG	35,490	1,020,085	1,298,930	3	1,298,933	-	1,298,933
MVFIC	291	5,324	5,937	-	5,937	3	5,934
MVIVSC	104,758	2,927,954	3,610,998	13	3,611,011	-	3,611,011
MCIF	99,912	2,186,395	2,290,986	31	2,291,017	-	2,291,017
NVBX	40,705	462,452	455,087	5	455,092	-	455,092
NVOLG1	-	6	6	-	6	6	-
SAM	10,775,997	10,775,997	10,775,997	22	10,776,019	-	10,776,019
SAM5	3,489,830	3,489,830	3,489,830	-	3,489,830	2	3,489,828
SCF	-	1	1	-	1	1	-
PMVRRA	64,459	825,943	897,264	49	897,313	-	897,313
PMVTRA	278,920	3,084,048	3,232,684	86	3,232,770	-	3,232,770
TREI2	58,993	1,391,240	1,539,708	-	1,539,708	3	1,539,705

Total (unaudited)			$48,970,047	$258	$48,970,305	$146	$48,970,159

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2020, if applicable.

***	If zero shares are listed, there is ownership of the fund, however it is less than one full share.

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	Total (unaudited)	ALVSVA	ACVIP1	AMVGR2	AMVI2	DSIF	DWVSVS	FF20S
Reinvested dividends	$429,423	3,857	960	11,510	1,023	93,129	8,283	10,023
Mortality and expense risk charges (note 3)	(99,023)	(910)	(46)	(9,160)	(259)	(14,617)	(1,834)	(412)

Net investment income (loss)	330,400	2,947	914	2,350	764	78,512	6,449	9,611

Realized gain (loss) on investments	(322,504)	(26,182)	56	180,817	1,211	164,427	(250,678)	2,623
Change in unrealized gain (loss) on investments	4,033,245	24,876	3,703	1,224,315	38,072	258,458	190,423	88,476

Net gain (loss) on investments	3,710,741	(1,306)	3,759	1,405,132	39,283	422,885	(60,255)	91,099

Reinvested capital gains	961,519	17,655	-	88,157	-	398,241	47,225	3,075

Net increase (decrease) in contract owners’ equity resulting from operations	$5,002,660	19,296	4,673	1,495,639	40,047	899,638	(6,581)	103,785

Investment Activity:	FF30S	FF40S	FFINS	FIGBS	FIP	FMCS	FOS	ACGI
Reinvested dividends	$9,805	3,722	-	18,227	16,975	3,105	-	5,314
Mortality and expense risk charges (note 3)	(359)	(183)	(10)	(2,218)	(563)	(1,351)	(141)	(571)

Net investment income (loss)	9,446	3,539	(10)	16,009	16,412	1,754	(141)	4,743

Realized gain (loss) on investments	551	3,321	1,250	20,960	1,629	(13,389)	15,467	(302)
Change in unrealized gain (loss) on investments	107,351	66,813	11	39,811	185,141	123,256	(23,455)	(3,834)

Net gain (loss) on investments	107,902	70,134	1,261	60,771	186,770	109,867	(7,988)	(4,136)

Reinvested capital gains	3,627	2,633	-	343	66	-	1,145	3,912

Net increase (decrease) in contract owners’ equity resulting from operations	$120,975	76,306	1,251	77,123	203,248	111,621	(6,984)	4,519

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	AVGI	AVIE	OVGS	JPMMV1	JAMGS	SBVI	SBVSG	MVFIC
Reinvested dividends	$-	37,074	9,431	183	-	-	-	84
Mortality and expense risk charges (note 3)	(389)	(4,269)	(3,643)	(18)	(12)	(24)	(2,600)	(311)

Net investment income (loss)	(389)	32,805	5,788	165	(12)	(24)	(2,600)	(227)

Realized gain (loss) on investments	(21,502)	40,597	(197,815)	(1,039)	1,853	(4,589)	(77,106)	14,154
Change in unrealized gain (loss) on investments	(10,720)	85,296	400,713	(753)	(1,836)	(2,611)	336,905	(28,465)

Net gain (loss) on investments	(32,222)	125,893	202,898	(1,792)	17	(7,200)	259,799	(14,311)

Reinvested capital gains	1	35,718	49,140	763	557	648	86,043	235

Net increase (decrease) in contract owners’ equity resulting from operations	$(32,610)	194,416	257,826	(864)	562	(6,576)	343,242	(14,303)

Investment Activity:	MVIVSC	GBF	GVIDM	MCIF	NVBX	NVOLG1	SAM	SAM5
Reinvested dividends	$23,946	-	-	22,614	9,607	-	29,149	-
Mortality and expense risk charges (note 3)	(8,197)	(183)	(181)	(4,731)	(205)	(117)	(25,616)	(1,805)

Net investment income (loss)	15,749	(183)	(181)	17,883	9,402	(117)	3,533	(1,805)

Realized gain (loss) on investments	253,763	16,778	(10,481)	(213,264)	326	(19,709)	-	-
Change in unrealized gain (loss) on investments	220,233	3,263	2,011	342,226	(7,365)	18,572	-	-

Net gain (loss) on investments	473,996	20,041	(8,470)	128,962	(7,039)	(1,137)	-	-

Reinvested capital gains	62,644	-	-	94,454	-	1	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$552,389	19,858	(8,651)	241,299	2,363	(1,253)	3,533	(1,805)

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	SCF	PMVRRA	PMVTRA	TREI2	DQBP
Reinvested dividends	$-	13,065	68,311	29,639	387
Mortality and expense risk charges (note 3)	(41)	(2,313)	(7,985)	(3,726)	(23)

Net investment income (loss)	(41)	10,752	60,326	25,913	364

Realized gain (loss) on investments	(13,312)	44,603	81,749	(321,204)	1,933
Change in unrealized gain (loss) on investments	1,132	48,513	86,766	216,693	(745)

Net gain (loss) on investments	(12,180)	93,116	168,515	(104,511)	1,188

Reinvested capital gains	-	-	33,538	31,698	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(12,221)	103,868	262,379	(46,900)	1,552

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Total (unaudited)		ALVSVA		ACVIP1		AMVGR2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$330,400	531,066	2,947	1,334	914	-	2,350	17,644
Realized gain (loss) on investments	(322,504)	592,609	(26,182)	(6,623)	56	-	180,817	44,455
Change in unrealized gain (loss) on investments	4,033,245	4,229,270	24,876	31,417	3,703	-	1,224,315	470,557
Reinvested capital gains	961,519	2,045,038	17,655	43,418	-	-	88,157	378,132

Net increase (decrease) in contract owners’ equity resulting from operations	5,002,660	7,397,983	19,296	69,546	4,673	-	1,495,639	910,788

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	46	606	-	3	-	-	33	45
Transfers between funds	-	-	(5,400)	7,428	96,714	-	(1,039,562)	128,910
Surrenders (notes 2, 3, 4, 5 and 6)	(565,725)	(1,335,501)	(3,033)	(3,206)	(1,319)	-	(29,929)	(81,142)
Adjustments to maintain reserves	319	(153)	(9)	(2)	(4)	-	(13)	8

Net equity transactions	(565,360)	(1,335,048)	(8,442)	4,223	95,391	-	(1,069,471)	47,821

Net change in contract owners’ equity	4,437,300	6,062,935	10,854	73,769	100,064	-	426,168	958,609
Contract owners’ equity at beginning of period	44,532,859	38,469,924	421,525	347,756	-	-	3,818,744	2,860,135

Contract owners’ equity at end of period	$48,970,159	44,532,859	432,379	421,525	100,064	-	4,244,912	3,818,744

CHANGE IN UNITS:
Beginning units	2,048,870	1,876,244	15,578	15,396	-	-	116,884	114,197
Units purchased	982,194	1,042,430	491	310	8,644	-	2,831	16,345
Units surrendered	(804,251)	(869,804)	(572)	(128)	(115)	-	(34,067)	(13,658)

Ending units	2,226,813	2,048,870	15,497	15,578	8,529	-	85,648	116,884

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMVI2		DSIF		DWVSVS		FF20S
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$764	506	78,512	86,049	6,449	4,513	9,611	-
Realized gain (loss) on investments	1,211	537	164,427	276,059	(250,678)	(21,069)	2,623	-
Change in unrealized gain (loss) on investments	38,072	6,096	258,458	851,801	190,423	161,056	88,476	-
Reinvested capital gains	-	1,061	398,241	289,059	47,225	69,825	3,075	-

Net increase (decrease) in contract owners’ equity resulting from operations	40,047	8,200	899,638	1,502,968	(6,581)	214,325	103,785	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	-	79	-	7	-	-
Transfers between funds	152,851	274	(498,666)	202,112	(167,640)	(53,614)	849,928	-
Surrenders (notes 2, 3, 4, 5 and 6)	(1,409)	(627)	(48,569)	(151,385)	(6,016)	(24,862)	(11,770)	-
Adjustments to maintain reserves	-	(12)	26	(15)	21	(11)	8	-

Net equity transactions	151,442	(365)	(547,209)	50,791	(173,635)	(78,480)	838,166	-

Net change in contract owners’ equity	191,489	7,835	352,429	1,553,759	(180,216)	135,845	941,951	-
Contract owners’ equity at beginning of period	43,691	35,856	6,237,475	4,683,716	945,686	809,841	-	-

Contract owners’ equity at end of period	$235,180	43,691	6,589,904	6,237,475	765,470	945,686	941,951	-

CHANGE IN UNITS:
Beginning units	2,363	2,377	178,468	175,362	46,168	50,369	-	-
Units purchased	8,905	205	2,227	24,103	-	813	84,528	-
Units surrendered	(80)	(219)	(20,516)	(20,997)	(7,871)	(5,014)	(1,121)	-

Ending units	11,188	2,363	160,179	178,468	38,297	46,168	83,407	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FF30S		FF40S		FFINS		FIGBS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$9,446	-	3,539	-	(10)	-	16,009	22,618
Realized gain (loss) on investments	551	-	3,321	-	1,250	-	20,960	5,306
Change in unrealized gain (loss) on investments	107,351	-	66,813	-	11	-	39,811	62,569
Reinvested capital gains	3,627	-	2,633	-	-	-	343	-

Net increase (decrease) in contract owners’ equity resulting from operations	120,975	-	76,306	-	1,251	-	77,123	90,493

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	-	-	-	-	-	-
Transfers between funds	869,413	-	418,776	-	671	-	(170,188)	(132,367)
Surrenders (notes 2, 3, 4, 5 and 6)	(9,850)	-	(5,081)	-	(343)	-	(13,790)	(15,284)
Adjustments to maintain reserves	(1)	-	2	-	2	-	(2)	9

Net equity transactions	859,562	-	413,697	-	330	-	(183,980)	(147,642)

Net change in contract owners’ equity	980,537	-	490,003	-	1,581	-	(106,857)	(57,149)
Contract owners’ equity at beginning of period	-	-	-	-	-	-	955,879	1,013,028

Contract owners’ equity at end of period	$980,537	-	490,003	-	1,581	-	849,022	955,879

CHANGE IN UNITS:
Beginning units	-	-	-	-	-	-	43,504	50,396
Units purchased	85,255	-	40,839	-	627	-	-	360
Units surrendered	(925)	-	(469)	-	(478)	-	(8,048)	(7,252)

Ending units	84,330	-	40,370	-	149	-	35,456	43,504

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FIP		FMCS		FOS		ACGI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$16,412	-	1,754	2,891	(141)	3,185	4,743	3,987
Realized gain (loss) on investments	1,629	-	(13,389)	(4,760)	15,467	40,770	(302)	(9,020)
Change in unrealized gain (loss) on investments	185,141	-	123,256	51,531	(23,455)	69,341	(3,834)	23,758
Reinvested capital gains	66	-	-	57,275	1,145	33,354	3,912	27,357

Net increase (decrease) in contract owners’ equity resulting from operations	203,248	-	111,621	106,937	(6,984)	146,650	4,519	46,082

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	-	4	-	27	-	1
Transfers between funds	1,214,307	-	53,469	(12,590)	(260,323)	(768,572)	1,033	82,618
Surrenders (notes 2, 3, 4, 5 and 6)	(15,985)	-	(4,480)	(4,291)	(5,025)	(21,005)	(1,901)	(1,915)
Adjustments to maintain reserves	(13)	-	(44)	(10)	(5)	6	3	6

Net equity transactions	1,198,309	-	48,945	(16,887)	(265,353)	(789,544)	(865)	80,710

Net change in contract owners’ equity	1,401,557	-	160,566	90,050	(272,337)	(642,894)	3,654	126,792
Contract owners’ equity at beginning of period	-	-	555,616	465,566	272,337	915,231	265,531	138,739

Contract owners’ equity at end of period	$1,401,557	-	716,182	555,616	-	272,337	269,185	265,531

CHANGE IN UNITS:
Beginning units	-	-	6,745	6,954	9,842	49,697	11,021	7,191
Units purchased	28,305	-	698	24	126	34,490	43	4,511
Units surrendered	(349)	-	(59)	(233)	(9,968)	(74,345)	(93)	(681)

Ending units	27,956	-	7,384	6,745	-	9,842	10,971	11,021

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AVGI		AVIE		OVGS		JPMMV1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(389)	3,766	32,805	23,426	5,788	10,387	165	175
Realized gain (loss) on investments	(21,502)	37,142	40,597	16,174	(197,815)	(14,812)	(1,039)	104
Change in unrealized gain (loss) on investments	(10,720)	323,968	85,296	255,473	400,713	199,839	(753)	1,547
Reinvested capital gains	1	72,870	35,718	111,903	49,140	227,964	763	852

Net increase (decrease) in contract owners’ equity resulting from operations	(32,610)	437,746	194,416	406,976	257,826	423,378	(864)	2,678

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	106	-	12	-	20	-	-
Transfers between funds	(705,125)	(1,666,596)	(233,844)	57,382	(402,135)	(7,408)	(9,858)	140
Surrenders (notes 2, 3, 4, 5 and 6)	(13,781)	(56,444)	(14,367)	(13,794)	(11,331)	(79,990)	(120)	(180)
Adjustments to maintain reserves	1	1	3	-	(35)	21	(8)	(5)

Net equity transactions	(718,905)	(1,722,933)	(248,208)	43,600	(413,501)	(87,357)	(9,986)	(45)

Net change in contract owners’ equity	(751,515)	(1,285,187)	(53,792)	450,576	(155,675)	336,021	(10,850)	2,633
Contract owners’ equity at beginning of period	751,515	2,036,702	1,863,443	1,412,867	1,698,006	1,361,985	12,588	9,955

Contract owners’ equity at end of period	$-	751,515	1,809,651	1,863,443	1,542,331	1,698,006	1,738	12,588

CHANGE IN UNITS:
Beginning units	30,077	107,033	61,133	59,446	41,737	44,009	319	319
Units purchased	-	101,031	461	9,847	-	1,352	-	37
Units surrendered	(30,077)	(177,987)	(9,384)	(8,160)	(11,961)	(3,624)	(275)	(37)

Ending units	-	30,077	52,210	61,133	29,776	41,737	44	319

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JAMGS		SBVI		SBVSG		MVFIC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(12)	(17)	(24)	764	(2,600)	(2,910)	(227)	4,316
Realized gain (loss) on investments	1,853	433	(4,589)	1,800	(77,106)	114,043	14,154	3,045
Change in unrealized gain (loss) on investments	(1,836)	1,421	(2,611)	74,555	336,905	66,925	(28,465)	42,055
Reinvested capital gains	557	486	648	3,006	86,043	106,017	235	10,332

Net increase (decrease) in contract owners’ equity resulting from operations	562	2,323	(6,576)	80,125	343,242	284,075	(14,303)	59,748

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	-	22	-	22	-	5
Transfers between funds	(7,968)	(633)	(43,226)	(444,905)	(174,527)	(265,562)	(227,990)	(17,973)
Surrenders (notes 2, 3, 4, 5 and 6)	(80)	(124)	(869)	(9,659)	(8,544)	(26,422)	(2,113)	(3,561)
Adjustments to maintain reserves	(5)	13	5	(16)	(3)	9	(24)	9

Net equity transactions	(8,053)	(744)	(44,090)	(454,558)	(183,074)	(291,953)	(230,127)	(21,520)

Net change in contract owners’ equity	(7,491)	1,579	(50,666)	(374,433)	160,168	(7,878)	(244,430)	38,228
Contract owners’ equity at beginning of period	8,381	6,802	50,666	425,099	1,138,765	1,146,643	250,364	212,136

Contract owners’ equity at end of period	$890	8,381	-	50,666	1,298,933	1,138,765	5,934	250,364

CHANGE IN UNITS:
Beginning units	403	441	1,432	13,604	51,757	65,955	6,315	6,928
Units purchased	3	23	-	15,387	-	-	-	164
Units surrendered	(370)	(61)	(1,432)	(27,559)	(10,445)	(14,198)	(6,170)	(777)

Ending units	36	403	-	1,432	41,312	51,757	145	6,315

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MVIVSC		GBF		GVIDM		MCIF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$15,749	43,582	(183)	7,280	(181)	6,647	17,883	21,071
Realized gain (loss) on investments	253,763	173,436	16,778	3,362	(10,481)	27,251	(213,264)	1,182
Change in unrealized gain (loss) on investments	220,233	456,990	3,263	(3,333)	2,011	27,840	342,226	226,784
Reinvested capital gains	62,644	109,849	-	-	-	27,883	94,454	324,330

Net increase (decrease) in contract owners’ equity resulting from operations	552,389	783,857	19,858	7,309	(8,651)	89,621	241,299	573,367

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	21	27	-	-	-	14	-	55
Transfers between funds	(513,119)	(289,376)	(339,546)	267,469	(338,525)	(220,982)	(71,750)	(946,937)
Surrenders (notes 2, 3, 4, 5 and 6)	(27,085)	(82,965)	(6,536)	(5,046)	(6,430)	(18,988)	(15,815)	(84,453)
Adjustments to maintain reserves	19	11	6	(4)	(11)	8	(16)	42

Net equity transactions	(540,164)	(372,303)	(346,076)	262,419	(344,966)	(239,948)	(87,581)	(1,031,293)

Net change in contract owners’ equity	12,225	411,554	(326,218)	269,728	(353,617)	(150,327)	153,718	(457,926)
Contract owners’ equity at beginning of period	3,598,786	3,187,232	326,218	56,490	353,617	503,944	2,137,299	2,595,225

Contract owners’ equity at end of period	$3,611,011	3,598,786	-	326,218	-	353,617	2,291,017	2,137,299

CHANGE IN UNITS:
Beginning units	145,648	161,677	18,089	2,846	13,058	22,501	34,002	51,376
Units purchased	378	8,462	-	37,952	-	34,778	20	22,262
Units surrendered	(24,145)	(24,491)	(18,089)	(22,709)	(13,058)	(44,221)	(1,952)	(39,636)

Ending units	121,881	145,648	-	18,089	-	13,058	32,070	34,002

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVBX		NVOLG1		SAM		SAM5
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$9,402	-	(117)	2,112	3,533	133,235	(1,805)	-
Realized gain (loss) on investments	326	-	(19,709)	93,181	-	-	-	-
Change in unrealized gain (loss) on investments	(7,365)	-	18,572	33,850	-	-	-	-
Reinvested capital gains	-	-	1	36,041	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,363	-	(1,253)	165,184	3,533	133,235	(1,805)	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	-	48	(1)	54	-	-
Transfers between funds	458,513	-	(175,008)	(641,283)	(1,023,832)	4,588,096	3,543,740	-
Surrenders (notes 2, 3, 4, 5 and 6)	(5,789)	-	(4,095)	(16,737)	(191,534)	(304,950)	(52,106)	-
Adjustments to maintain reserves	5	-	6	(9)	73	(101)	(1)	-

Net equity transactions	452,729	-	(179,097)	(657,981)	(1,215,294)	4,283,099	3,491,633	-

Net change in contract owners’ equity	455,092	-	(180,350)	(492,797)	(1,211,761)	4,416,334	3,489,828	-
Contract owners’ equity at beginning of period	-	-	180,350	673,147	11,987,780	7,571,446	-	-

Contract owners’ equity at end of period	$455,092	-	-	180,350	10,776,019	11,987,780	3,489,828	-

CHANGE IN UNITS:
Beginning units	-	-	10,076	51,912	946,476	575,766	-	-
Units purchased	42,599	-	191	46,510	337,891	571,571	333,689	-
Units surrendered	(6,140)	-	(10,267)	(88,346)	(477,182)	(200,861)	(42,633)	-

Ending units	36,459	-	-	10,076	807,185	946,476	291,056	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SCF		SCVF		PMVRRA		PMVTRA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(41)	(599)	-	(155)	10,752	12,211	60,326	87,175
Realized gain (loss) on investments	(13,312)	(119,664)	-	(50,184)	44,603	1,015	81,749	1,564
Change in unrealized gain (loss) on investments	1,132	236,166	-	70,078	48,513	53,879	86,766	147,501
Reinvested capital gains	-	6,701	-	-	-	-	33,538	-

Net increase (decrease) in contract owners’ equity resulting from operations	(12,221)	122,604	-	19,739	103,868	67,105	262,379	236,240

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	33	-	8	-	-	-	-
Transfers between funds	(64,552)	(640,440)	-	(205,687)	(187,110)	195,632	(719,874)	1,122,795
Surrenders (notes 2, 3, 4, 5 and 6)	(1,444)	(16,335)	-	(3,733)	(7,548)	(44,179)	(25,319)	(173,389)
Adjustments to maintain reserves	(9)	5	-	(16)	73	(24)	275	(74)

Net equity transactions	(66,005)	(656,737)	-	(209,428)	(194,585)	151,429	(744,918)	949,332

Net change in contract owners’ equity	(78,226)	(534,133)	-	(189,689)	(90,717)	218,534	(482,539)	1,185,572
Contract owners’ equity at beginning of period	78,226	612,359	-	189,689	988,030	769,496	3,715,309	2,529,737

Contract owners’ equity at end of period	$-	78,226	-	-	897,313	988,030	3,232,770	3,715,309

CHANGE IN UNITS:
Beginning units	1,869	12,586	-	3,692	43,319	36,492	161,194	118,629
Units purchased	115	21,116	-	6,069	-	8,777	3,133	50,094
Units surrendered	(1,984)	(31,833)	-	(9,761)	(8,015)	(1,950)	(34,911)	(7,529)

Ending units	-	1,869	-	-	35,304	43,319	129,416	161,194

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	TREI2		DQBP
	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$25,913	32,217	364	3,656
Realized gain (loss) on investments	(321,204)	(40,217)	1,933	18,099
Change in unrealized gain (loss) on investments	216,693	289,854	(745)	(4,248)
Reinvested capital gains	31,698	107,323	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(46,900)	389,177	1,552	17,507

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	14	(7)	-
Transfers between funds	(215,397)	14,630	(64,250)	(352,561)
Surrenders (notes 2, 3, 4, 5 and 6)	(11,609)	(84,768)	(710)	(6,067)
Adjustments to maintain reserves	(10)	(2)	4	-

Net equity transactions	(227,016)	(70,126)	(64,963)	(358,628)

Net change in contract owners’ equity	(273,916)	319,051	(63,411)	(341,121)
Contract owners’ equity at beginning of period	1,813,621	1,494,570	63,411	404,532

Contract owners’ equity at end of period	$1,539,705	1,813,621	-	63,411

CHANGE IN UNITS:
Beginning units	48,110	49,847	3,283	19,246
Units purchased	-	2,797	195	23,040
Units surrendered	(7,552)	(4,534)	(3,478)	(39,003)

Ending units	40,558	48,110	-	3,283

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VL Separate Account-D (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1998. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers Single Premium, Modified Single Premium, Flexible Premium and Last Survivor Flexible Premium Variable Life Insurance Policies through the Separate Account.

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

With certain exceptions, policyholders may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)*

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A (ALVIVA)*

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)*

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Capital World Bond Fund: Class 2 (AMVGB2)*

American Funds Insurance Series(R) - Global Growth Fund: Class 2 (AMVGG2)*

American Funds Insurance Series(R) - Growth-Income Fund: Class 2 (AMVGI2)*

American Funds Insurance Series(R) - Growth Fund: Class 2 (AMVGR2)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 2 (AMVGS2)*

American Funds Insurance Series(R) - International Fund: Class 2 (AMVI2)

American Funds Insurance Series(R) - New World Fund: Class 2 (AMVNW2)*

BLACKROCK FUNDS

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)*

BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class II (MLVLC2)*

BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class II (MLVLV2)*

BlackRock Variable Series Funds, Inc. - BlackRock Advantage U.S. Total Market V.I. Fund: Class II (MLVSV2)*

BlackRock Variable Series Funds, Inc. - BlackRock S&P 500 Index V.I. Fund: Class II (MLVX52)*

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Initial Shares (DVMCS)*

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)*

CALVERT GROUP

Calvert VP S&P 500 Index Portfolio (CVSPIP)*

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Emerging Markets Series: Service Class (DWVEMS)*

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Investments VIT Funds - DWS Small Cap Index VIP: Class A (BISCI)*

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)*

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2)*

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)*

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2035 Portfolio: Service Class (FF35S)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio: Service Class (FF40S)

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2045 Portfolio: Service Class (FF45S)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2050 Portfolio: Service Class (FF50S)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2055 Portfolio: Service Class (FF55S)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2060 Portfolio: Service Class (FF60S)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class (FFINS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)*

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)*

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)*

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)*

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Institutional Shares (GVCSE)*

Goldman Sachs Variable Insurance Trust - Goldman Sachs Growth Opportunities Fund: Service Shares (GVGOPS)*

Goldman Sachs Variable Insurance Trust - Goldman Sachs International Equity Insights Fund: Institutional Shares (GVIE)*

Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Value Fund: Institutional Shares (GVMCE)*

INVESCO INVESTMENTS

Invesco - Invesco V.I. Comstock Fund: Series II Shares (ACC2)*

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)*

Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)

Invesco - Invesco V.I. Value Opportunities Fund: Series I Shares (AVBVI)*

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)*

Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)*

Invesco - Invesco V.I. International Growth Fund: Series I Shares (AVIE)

Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares (AVMCCI)*

Invesco - Invesco V.I. Small Cap Equity Fund: Series I Shares (AVSCE)*

Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)*

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)*

Invesco - Invesco V.I. Technology Fund: Series I Shares (IVT)*

Invesco - Invesco V.I. Managed Volatility Fund: Series I Shares (IVU)*

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)*

Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)*

Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I (OVGR)*

Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)*

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)*

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Growth: Class II (WRGP)*

Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)*

Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)*

Ivy Variable Insurance Portfolios - Small Cap Growth: Class II (WRSCP)*

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)

JPMorgan Insurance Trust - JPMorgan Insurance Trust Small Cap Core Portfolio 1 (JPSCE1)*

JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)*

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)*

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Service Shares (JAMVS)*

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)*

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)*

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I (SBVSG)

LORD ABBETT FUNDS

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)*

Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)*

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)*

MAINSTAY FUNDS

MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Service Class (MNVFRS)*

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)*

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)*

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)*

MFS(R) Variable Insurance Trust II - MFS Emerging Markets Equity Portfolio: Service Class (MV2EES)*

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)*

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)*

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)*

MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)*

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)*

MFS(R) Variable Insurance Trust - MFS Utilities Series: Initial Class (MVUIC)*

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)*

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)*

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)*

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)*

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)*

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)*

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)*

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)*

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)*

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)*

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)*

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1)*

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)*

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)*

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I (NVSTB1)*

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)*

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)*

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)*

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)*

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)*

PIMCO FUNDS

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)*

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)*

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)*

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)*

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)*

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)*

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)*

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)*

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio (TRLT1)*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Moderate Allocation Portfolio (TRPSB1)*

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)*

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)*

*	At December 31, 2020, policyholders were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

Unless listed below, the financial statements presented are as of December 31, 2020 and for each of the years in the two-year period ended December 31, 2020. For the subaccounts listed below with inception or liquidation dates in 2020, the financial statements are as of December 31, 2020 and for the period from the inception date to December 31, 2020 or from January 1, 2020 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2020 and for the period from inception date to December 31, 2019 or from January 1, 2019 to the liquidation date:

	Inception Date	Liquidation Date
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)	7/13/2020
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)	7/13/2020
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio: Service Class (FF40S)	7/13/2020
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class (FFINS)	7/13/2020
BNY Mellon Variable Investment Fund - Quality Bond Portfolio: Initial Shares (DQBP)		8/6/2020

For the one-year period ended December 31, 2020, the following subaccount mergers occurred. The subaccounts that were acquired during the year are no longer available as of December 31, 2020.

Acquired Subaccount Abbreviation	Acquired Subaccount	Acquiring Subaccount Abbreviation	Acquiring Subaccount	Effective Date
IVKMG1	Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares (IVKMG1)	OVAG	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I	4/30/2020

For the one-year period ended December 31, 2020, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
AMVGB2	American Funds Insurance Series(R) - Capital World Bond Fund: Class 2	American Funds Insurance Series(R) - Global Bond Fund: Class 2	5/1/2020
FVUS2	Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II	Federated Insurance Series - Federated Fund for U.S. Government Securities II	5/1/2020

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

JAFBS	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares	Janus Henderson VIT Flexible Bond Portfolio: Service Shares	5/1/2020
JAMGS	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares	Janus Henderson VIT Enterprise Portfolio: Service Shares	5/1/2020
JAMVS	Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Service Shares	Janus Henderson VIT Mid Cap Value Portfolio: Service Shares	5/1/2020
NVMMG1	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I	1/21/2020
NVNSR1	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I	5/1/2020
NVOLG1	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I	5/1/2020
TRF	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I	5/1/2020

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2020 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(g) Subsequent Events

The company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a surrender of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Policy Charges
Mortality and Expense Risk Charge - assessed through a surrender of units	Equal, on an annual basis, to 0.10% - 0.75% of the daily value of the assets invested in each fund
Sales Charge/Percent of Premium Charge - assessed through a deduction from premium payments	Up to 9.0% of each premium payment
Cost of Insurance Charges - assessed through a surrender of units	$0.03 - $83.33 per $1,000 of a policy’s net amount at risk
Administrative Charge - assessed through a surrender of units	$5 - $10 per policy, per month
Policy Loan Interest Charge - assessed through a surrender of units	Up to 3.75% of an outstanding policy loan
Partial Surrender Fee - assessed through a surrender of units	$0 - $25
Rider Charges - annualized and assessed through a surrender of units
Additional (insurance) Protection Rider Charge	$0.01 - $83.33 per month per $1,000 of additional protection

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk. Asset charges are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

For corporate flexible premium policies, the Company deducts a charge related to operations. This charge is guaranteed not to exceed an annualized rate of 0.75% of the policy’s cash value.

On a current basis, this charge varies based on when the policy was issued and reduces based on how long the policy has been in force for most issues:

•	For policies with applications signed on or after January 3, 2006:

Charge for policy years 1-4	Charge for policy years 5-15	Charge for policy years 16+
0.25% of daily net assets	0.20% of daily net assets	0.10% of daily net assets

•	For policies with applications signed before January 3, 2006:

Charge for policy years 1-4	Charge for policy years 5-20	Charge for policy years 21+
0.40% of daily net assets	0.25% of daily net assets	0.10% of daily net assets

A reduced fee tier rate exists for corporate flexible premium policies and is 0.20% for all policy years. These charges are assessed through a reduction in the unit value. For policies issued prior to September 9, 2002, the Company reduced the asset charges where the size or nature of the group resulted in savings in sales, underwriting, or administrative costs. Variations due to differences in costs were determined in a manner not unfairly discriminatory to policy owners.

(4) Death Benefits

Death benefit proceeds result in a surrender of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account. Death benefits are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow 90% of a policy’s non-loaned cash value. Interest is charged on the outstanding loan and is due and payable on each policy anniversary, or when the loan is repaid or a new loan is effective. At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan was made. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest credited back to the Separate Account. The interest rate charged on the policy loan is the stated rate of interest in effect at the time the loan is made, subject to a guaranteed maximum rate of 3.75%. Policy loans (net of repayments) are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements. For the years ended December 31, 2020 and 2019, there were no transfers into or out of the Separate Account from the fixed account.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$48,970,047	$-	$-	$48,970,047

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2020 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVSVA	79,031	66,862
ACVIP1	98,297	1,988
AMVGR2	1,105,432	2,084,385
AMVI2	165,925	13,718
DQBP	4,236	68,831
DSIF	1,983,704	2,054,187
DWVSVS	523,825	643,806
FF20S	927,507	76,663
FF30S	880,815	8,180
FF40S	458,575	38,708
FFINS	34,984	34,666
FIGBS	103,883	271,509
FIP	1,236,012	21,211
FMCS	141,377	90,634
FOS	66,883	331,224
ACGI	10,256	2,468
AVGI	89,850	809,145
AVIE	297,371	477,057
OVGS	544,216	902,753
JPMMV1	6,352	15,402
JAMGS	3,508	11,010
SBVI	9,932	53,403
SBVSG	682,693	782,321
MVFIC	41,548	271,643
MVIVSC	637,604	1,099,393
GBF	57,379	403,644
GVIDM	18,194	363,331
MCIF	611,710	586,938
NVBX	559,412	97,286
NVOLG1	62,525	241,744
SAM	8,784,041	9,995,875
SAM5	4,385,579	895,749
SCF	14,065	80,102
PMVRRA	464,099	648,053
PMVTRA	1,192,582	1,844,013
TREI2	786,944	956,339

	$27,070,346	$26,344,241

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life insurance policies as of December 31, 2020, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2020. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2020	0.25%	15,497	27.90	432,379	1.06%	3.11%
2019	0.25%	15,578	27.06	421,525	0.59%	19.80%
2018	0.25%	15,396	22.59	347,756	0.47%	-15.24%
2017	0.25%	22,426	26.65	597,639	0.55%	12.87%
2016	0.25%	26,824	23.61	633,358	0.62%	24.78%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
2020	0.10%	8,529	11.73	100,064	2.06%	9.70%
American Funds Insurance Series(R) - Growth Fund: Class 2 (AMVGR2)
2020	0.25%	85,648	49.56	4,244,912	0.32%	51.70%
2019	0.25%	116,884	32.67	3,818,744	0.76%	30.45%
2018	0.25%	114,197	25.05	2,860,135	0.44%	-0.50%
2017	0.25%	109,398	25.17	2,753,640	0.50%	27.97%
2016	0.25%	113,574	19.67	2,233,895	0.80%	9.21%
American Funds Insurance Series(R) - International Fund: Class 2 (AMVI2)
2020	0.25%	11,188	21.02	235,180	0.99%	13.69%
2019	0.25%	2,363	18.49	43,691	1.47%	22.58%
2018	0.25%	2,377	15.08	35,856	1.43%	-13.35%
2017	0.25%	4,281	17.41	74,526	1.27%	31.82%
2016	0.25%	4,563	13.21	60,262	1.00%	3.27%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2020	0.25%	160,179	41.14	6,589,904	1.60%	17.71%
2019	0.25%	178,468	34.95	6,237,475	1.75%	30.86%
2018	0.25%	175,362	26.71	4,683,716	1.66%	-4.87%
2017	0.25%	195,395	28.08	5,486,191	1.72%	21.24%
2016	0.25%	186,366	23.16	4,316,107	2.02%	11.43%
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2020	0.25%	38,297	19.99	765,470	1.13%	-2.42%
2019	0.25%	46,168	20.48	945,686	0.75%	27.40%
2018	0.25%	50,369	16.08	809,841	0.59%	-17.15%
2017	0.25%	43,164	19.41	837,675	0.69%	11.48%
2016	0.25%	59,078	17.41	1,028,457	0.72%	30.76%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2020	0.10%	83,407	11.29	941,951	1.15%	12.93%	****
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2020	0.10%	84,330	11.63	980,537	1.29%	16.27%	****
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio: Service Class (FF40S)
2020	0.10%	40,370	12.14	490,003	0.96%	21.38%	****
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class (FFINS)
2020	0.10%	149	10.61	1,581	0.00%	6.10%	****
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2020	0.25%	35,456	23.95	849,022	2.06%	8.98%
2019	0.25%	43,504	21.97	955,879	2.51%	9.31%
2018	0.25%	50,396	20.10	1,013,028	2.27%	-0.88%
2017	0.25%	62,038	20.28	1,258,140	2.27%	3.90%
2016	0.25%	48,260	19.52	941,995	2.41%	4.37%
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)
2020	0.10%	27,956	50.13	1,401,557	2.99%	18.12%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2020	0.25%	7,384	96.99	716,182	0.58%	17.74%
2019	0.25%	6,745	82.37	555,616	0.80%	23.04%
2018	0.25%	6,954	66.95	465,566	0.59%	-14.85%
2017	0.25%	4,417	78.63	347,301	0.66%	20.40%
2016	0.25%	3,849	65.30	251,357	0.43%	11.83%

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2019	0.10%	9,842	27.67	272,337	0.62%	27.55%
2018	0.25%	49,697	18.42	915,231	0.99%	-15.10%
2017	0.25%	88,066	21.69	1,910,253	1.42%	29.78%
2016	0.25%	78,461	16.71	1,311,395	1.51%	-5.36%
Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)
2020	0.25%	10,971	24.54	269,185	2.34%	1.84%
2019	0.25%	11,021	24.09	265,531	1.94%	24.88%
2018	0.25%	7,191	19.29	138,739	0.91%	-13.60%
2017	0.25%	58,491	22.33	1,306,109	1.59%	14.03%
2016	0.25%	61,654	19.58	1,207,307	1.16%	19.40%
Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)
2019	0.10%	30,077	24.99	751,515	0.35%	28.84%
2018	0.25%	107,033	19.03	2,036,702	0.97%	-9.62%
2017	0.25%	130,442	21.05	2,746,418	1.08%	12.89%
2016	0.25%	127,447	18.65	2,376,912	0.79%	9.99%
Invesco - Invesco V.I. International Growth Fund: Series I Shares (AVIE)
2020	0.25%	52,210	34.66	1,809,651	2.18%	13.71%
2019	0.25%	61,133	30.48	1,863,443	1.63%	28.25%
2018	0.25%	59,446	23.77	1,412,867	2.18%	-15.19%
2017	0.25%	54,526	28.02	1,528,023	1.57%	22.70%
2016	0.25%	45,958	22.84	1,049,684	1.41%	-0.70%
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
2020	0.25%	29,776	51.80	1,542,331	0.65%	27.32%
2019	0.25%	41,737	40.68	1,698,006	0.90%	31.46%
2018	0.25%	44,009	30.95	1,361,985	1.01%	-13.40%
2017	0.25%	50,236	35.74	1,795,209	1.02%	36.32%
2016	0.25%	38,651	26.21	1,013,185	1.07%	-0.17%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
2020	0.25%	44	39.51	1,738	2.53%	0.12%
2019	0.25%	319	39.46	12,588	1.72%	26.44%
2018	0.25%	319	31.21	9,955	1.04%	-12.06%
2017	0.25%	508	35.49	18,027	0.95%	13.48%
2016	0.25%	765	31.27	23,922	0.00%	14.41%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)
2020	0.25%	36	24.72	890	0.00%	18.89%
2019	0.25%	403	20.80	8,381	0.05%	34.82%
2018	0.25%	441	15.42	6,802	0.13%	-0.91%
2017	0.25%	733	15.57	11,411	0.68%	26.77%
2016	0.25%	1,377	12.28	16,910	0.70%	22.80%	****
Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Service Shares (JAMVS)
2017	0.25%	33	32.21	1,063	0.62%	13.35%
2016	0.25%	67	28.42	1,904	0.83%	18.47%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)
2019	0.10%	1,432	35.38	50,666	0.41%	28.75%
2018	0.25%	13,604	31.25	425,099	1.52%	-9.10%
2016	0.25%	14,149	30.01	424,625	1.70%	12.72%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I (SBVSG)
2020	0.25%	41,312	31.44	1,298,933	0.00%	42.90%
2019	0.25%	51,757	22.00	1,138,765	0.00%	26.56%
2018	0.25%	65,955	17.39	1,146,643	0.00%	3.18%
2017	0.25%	47,290	16.85	796,837	0.00%	23.96%
2016	0.25%	44,668	13.59	607,198	0.00%	5.54%

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)
2020	0.25%	145	40.92	5,934	0.07%	3.22%
2019	0.25%	6,315	39.65	250,364	2.08%	29.48%
2018	0.25%	6,928	30.62	212,136	1.50%	-10.31%
2017	0.25%	8,961	34.14	305,935	1.96%	17.36%
2016	0.25%	8,940	29.09	260,075	1.94%	13.80%
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2020	0.25%	121,881	29.63	3,611,011	0.73%	19.91%
2019	0.25%	145,648	24.71	3,598,786	1.49%	25.34%
2018	0.25%	161,677	19.71	3,187,232	0.96%	-9.95%
2017	0.25%	161,579	21.89	3,537,270	1.32%	26.50%
2016	0.25%	160,201	17.31	2,772,351	1.13%	3.58%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2019	0.10%	18,089	18.03	326,218	4.25%	6.16%
2018	0.25%	2,846	19.85	56,490	2.02%	-0.30%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2019	0.10%	13,058	27.08	353,617	1.26%	17.63%
2018	0.25%	22,501	22.40	503,944	1.81%	-5.92%
2016	0.25%	15,357	21.13	324,534	1.66%	6.88%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2020	0.25%	32,070	71.44	2,291,017	1.19%	12.83%
2019	0.25%	34,002	63.31	2,137,299	1.05%	25.34%
2018	0.25%	51,376	50.51	2,595,225	1.27%	-11.61%
2017	0.25%	60,408	57.15	3,452,128	1.02%	15.49%
2016	0.25%	66,204	49.48	3,275,907	1.28%	19.99%
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2020	0.10%	36,459	12.48	455,092	4.63%	7.09%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2019	0.10%	10,076	17.90	180,350	0.55%	37.48%
2018	0.25%	51,912	12.97	673,147	0.82%	-1.52%
2017	0.25%	45,940	13.17	604,904	0.53%	26.99%
2016	0.25%	35,244	10.37	365,423	0.70%	3.68%	****
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2020	0.25%	807,185	13.35	10,776,019	0.24%	-0.01%
2019	0.25%	946,476	13.35	11,987,780	1.71%	1.53%
2018	0.25%	575,766	13.15	7,571,446	1.32%	1.14%
2017	0.25%	632,462	13.00	8,223,604	0.42%	0.17%
2016	0.25%	656,426	12.98	8,520,622	0.01%	-0.24%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)
2020	0.10%	291,056	11.99	3,489,828	0.00%	0.16%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2019	0.10%	1,869	41.85	78,226	0.01%	25.52%
2018	0.25%	12,586	48.65	612,359	0.01%	-12.85%
2017	0.25%	15,047	55.83	840,069	0.00%	13.20%
2016	0.25%	12,380	49.32	610,550	0.35%	22.53%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2018	0.25%	3,692	51.38	189,689	0.72%	-17.16%
2017	0.25%	3,748	62.02	232,459	0.46%	8.79%
2016	0.25%	4,229	57.01	241,096	0.59%	25.62%
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)
2020	0.25%	35,304	25.42	897,313	1.42%	11.44%
2019	0.25%	43,319	22.81	988,030	1.66%	8.16%
2018	0.25%	36,492	21.09	769,496	2.59%	-2.46%
2017	0.25%	30,962	21.62	669,345	2.36%	3.40%
2016	0.25%	46,766	20.91	977,723	2.29%	4.92%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2020	0.10% to 0.25%	129,416	25.23 to 24.98	3,232,770	2.15%	8.53% to 8.37%
2019	0.25%	161,194	23.05	3,715,309	3.01%	8.08%
2018	0.25%	118,629	21.32	2,529,737	2.53%	-0.79%
2017	0.25%	115,450	21.49	2,481,444	2.09%	4.66%
2016	0.25%	110,253	20.54	2,264,230	2.07%	2.43%

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
2017	0.25%	10,452	32.38	338,406	0.88%	5.11%
2016	0.25%	10,794	30.80	332,476	1.79%	20.66%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)
2020	0.25%	40,558	37.96	1,539,705	2.00%	0.70%
2019	0.25%	48,110	37.70	1,813,621	2.09%	25.73%
2018	0.25%	49,847	29.98	1,494,570	1.93%	-9.92%
2017	0.25%	50,952	33.28	1,695,924	1.53%	15.44%
2016	0.25%	51,104	28.83	1,473,461	1.97%	18.56%

*

This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to policyholder accounts through the surrender of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period. The total returns do not include any expenses assessed through the surrender of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.